Income taxes (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of Income taxes

	2025 A$’000	2024 A$’000	2023 A$’000
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(22,448)	(27,049)	(20,736)
Tax at the statutory tax rate of 25%	(5,612)	(6,762)	(5,184)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Amortisation of intangibles	234	467	467
Share-based payments	163	133	289
Impairment loss on intangible assets	3,345	—	—
Gain on remeasurement of contingent consideration	(1,888)	(22)	(847)

	(3,758)	(6,184)	(5,275)
Tax losses and timing differences not recognised	2,012	5,913	5,004

Income tax benefit	(1,746)	(271)	(271)

	2025 A$’000	2024 A$’000	2023 A$’000
Tax losses not recognised:
Unused tax losses for which no deferred tax asset has been recognised-Australia	148,506	139,430	120,412
Potential tax benefit at 25% - Australia	37,126	34,858	30,103
Unused tax losses for which no deferred tax asset has been recognised - US	12,671	7,836	4,305
Potential tax benefit at statutory rate - 21% - US	2,661	1,646	904